Document and Entity Information	Nov. 22, 2021
Document And Entity Information [Line Items]
Entity Address, Region	GRAND CAYMAN
Amendment Flag	true
Entity Central Index Key	0001825042
Document Type	8-K/A
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	INVESTINDUSTRIAL ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39720
Entity Tax Identification Number	98-1556465
Entity Address, Address Line One	Suite 1
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB
City Area Code	44 20
Local Phone Number	7400 3333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Investindustrial Acquisition Corp., a Cayman Islands exempted company (the “Company”), filed on November 22, 2021.
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Third Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class AOrdinary Share, $0.0001 par value, andone-third of one warrant
Trading Symbol	IIAC.U
Security Exchange Name	NYSE
Class 160 A 160 Ordinary 160 Shares 160included 160asbrpart 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included aspart of the units
Trading Symbol	IIAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	IIAC WS
Security Exchange Name	NYSE